Financial loans and other payables (Tables)	12 Months Ended
Dec. 31, 2017
Financial loans and other payables
Schedule of Financial loans and other payables

	As at December 31,
Thousands of euros	2017	2016	2015
Non-current
Financial loans	4,595	5,568	7,879
Convertible notes (Ordinary note)	—	20,835	18,127
Convertible notes (Warrant)	—	2,379	13,337
Other payables	461	302	741

Non-current borrowings	5,056	29,084	40,084
Current
Current portion of financial loans	2,574	4,699	3,898
Convertible notes (Ordinary note)	17,780	713	713
Other financial liabilities	16,341	350	985

Current borrowings	36,695	5,762	5,596

Total	41,751	34,846	45,680

Schedule of evolution of the net debt

	December 31, 2017	December 31, 2016
Cash and cash equivalents	34,063	77,969
Borrowings- repayable within one year	(36,695)	(5,762)
Borrowings- repayable after one year	(4,551)	(28,782)

Net Debt	(7,183)	43,425

Cash and liquid investments	34,063	77,969
Gross Debt - Fixed Interest Rates	(41,246)	(34,544)

Net Debt	(7,183)	43,425

Schedule of reconciliation of net cash flow to net debt

December 31, 2017
Net (decrease)/increase in cash and cash equivalents	(43,906)
Net (increase)/decrease in debt and lease financing	6,930
Non-cash movements:
— Financial liabilities/interests accrued	(6,764)
— Fair value changes	(14,624)
— Reclassification to Equity	7,756

Net (increase)/decrease in liabilities from financing	(6,702)
Movement in net (debt)/cash in the period	(50,608)
Opening net cash/(debt)	43,425

Closing net (debt)/cash	(7,183)